Stockholder's Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Nov. 30, 2014	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 28, 2016	Oct. 29, 2015	Jul. 29, 2015	Apr. 29, 2015	Jan. 29, 2015	Oct. 30, 2014	Jul. 30, 2014	Apr. 30, 2014	Jan. 30, 2014	Jul. 30, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 30, 2012
Stockholders Equity [Line Items]
Trust shares, authorized (in shares)				500,000,000	500,000,000	500,000,000	500,000,000
Trust shares, issued (in shares)		6,000,000		6,000,000
Offering price (dollars per share)		$ 17.50
Proceeds from issuance of Trust shares		$ 99,900				$ 0	$ 99,868	$ 0
Less: Profit Allocation paid to Holders						$ 17,731	$ 11,870	$ 15,990
Trust shares, voting rights						One vote per share
Distribution declared per share (in dollars per share)									$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36
Retained Earnings
Stockholders Equity [Line Items]
Less: Profit Allocation paid to Holders	$ 11,900		$ 16,000
Sterno Candle Lamp
Stockholders Equity [Line Items]
Trust shares, issued (in shares)					6,000,000
Offering price (dollars per share)					$ 17.50	$ 17.50
Proceeds from issuance of Trust shares					$ 99,900
CamelBak and American Furniture
Stockholders Equity [Line Items]
Holders paid related to contribution based profit						$ 14,600